As filed with the Securities and Exchange Commission on September 22, 2017

File No. [            ]

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:

Diana E. McCarthy	Kevin O’Rourke
Drinker Biddle & Reath LLP	Jose J. Del Real
One Logan Square	Northern Trust Investments, Inc.
Suite 2000	50 South LaSalle Street
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares class of shares of beneficial interest, without par value, of the U.S. Government Portfolio.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

It is proposed that this filing will become effective on October 22, 2017, pursuant to Rule 488 under the Securities Act of 1933.

NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

October [    ], 2017

Dear Shareholder:

The Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”) has approved the reorganization of the Government Assets Portfolio, a series of the Trust (the “Acquired Portfolio”), with and into the U.S. Government Portfolio, also a series of the Trust (the “Acquiring Portfolio” and, together with the Acquired Portfolio, the “Portfolios”). It is expected that the reorganization will be completed on or about November 28, 2017.

The reorganization will be effected pursuant to a Plan of Reorganization. In the reorganization, all of the assets of the Acquired Portfolio will be transferred to the Acquiring Portfolio, in exchange for shares of the Shares Class (“Shares”) of the Acquiring Portfolio of equal aggregate value and the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio. The Shares of the Acquiring Portfolio then will be distributed to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio. Immediately after the reorganization, former shareholders of the Acquired Portfolio will hold Shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio that the shareholder held immediately prior to the reorganization. The Portfolios are government money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolio securities at amortized cost. Accordingly, it is expected that the Shares that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares you own of the Acquired Portfolio before the reorganization.

It is expected that the reorganization of the Acquired Portfolio should be effected on a tax-free basis for federal income tax purposes. However, this tax treatment does not extend to transactions that occur prior to or after the reorganization. Based on current holdings, Northern Trust Investments, Inc. (“NTI”), the Portfolios’ investment adviser and administrator, does not expect to sell a significant portion of the Acquired Portfolio’s portfolio securities prior to the reorganization. NTI will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the enclosed Combined Prospectus/Information Statement.

NTI believes that the shareholders of the Acquired Portfolio may benefit from the larger combined assets of one combined Portfolio and a better opportunity for future growth by combining the Acquired Portfolio’s assets with the Acquiring Portfolio, rather than continuing to operate the Acquired Portfolio separately. The reorganization is also expected to benefit NTI and its affiliate, The Northern Trust Company, by creating efficiencies from the operation of only the Acquiring Portfolio after the reorganization. NTI may also indirectly benefit from the reorganization to the extent that it is required to reimburse less Portfolio operating expenses pursuant to its contractual expense reimbursement agreement with the Trust. NTI also believes that the Acquiring Portfolio’s identical investment objectives and strategies make it compatible with the Acquired Portfolio. NTI considered the future prospects of the Acquired Portfolio if the reorganization is not effected, which included NTI continuing to operate two nearly identical government money market portfolios.

After considering NTI’s recommendation, the Board concluded that the reorganization would be in the best interests of the Acquired Portfolio and the Acquiring Portfolio and their respective shareholders, and the interests of their respective shareholders will not be diluted as a result of the reorganization.

The reorganization does not require a shareholder vote, and you are not being asked to vote. However, we ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the Acquiring Portfolio, outlines differences between the Acquired Portfolio and the Acquiring Portfolio, and provides details about the terms and conditions of the reorganization, including the reasons for the reorganization. If you have any questions about the reorganization, please do not hesitate to contact Northern Institutional Funds at 1-800-637-1380.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED TO NOT SEND US A PROXY.

Sincerely,

Peter K. Ewing

President

[THIS PAGE INTENTIONALLY LEFT BLANK]

IMPORTANT NOTICE

TO SHAREHOLDERS OF THE GOVERNMENT ASSETS PORTFOLIO

Q U E S T I O N S  &  A N S W E R  S

The enclosed Combined Prospectus/Information Statement describes the contemplated reorganization of the Government Assets Portfolio of Northern Institutional Funds (the “Acquired Portfolio”) into the U.S. Government Portfolio of Northern Institutional Funds (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”). We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.

Q:	WHAT IS HAPPENING?

A: The Board of Trustees of Northern Institutional Funds (the “Board”) has approved a plan of reorganization to combine the assets of the Acquired Portfolio with the Acquiring Portfolio.

Under the plan of reorganization, the Acquired Portfolio will transfer all of its assets in exchange for shares of the Shares Class (“Shares”) of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities. The Acquired Portfolio will then distribute the Shares of the Acquiring Portfolio to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

No action on your part is required regarding the reorganization. No shareholder vote is necessary to approve the reorganization.

Q:	HOW WILL THE REORGANIZATION AFFECT ME?

A: There should be no change in the Portfolio services that you currently receive as a result of the reorganization. In connection with the reorganization, an account will be set up in your name with the Acquiring Portfolio and you will receive Shares of the Acquiring Portfolio. The aggregate net asset value of the Shares that you receive in the reorganization relating to your shares of the Acquired Portfolio will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. The Portfolios are government money market funds that currently buy and sell shares at $1.00 per share by valuing their Portfolios at amortized cost. Accordingly, it is expected that the Shares that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares of the Acquired Portfolio you own before the reorganization. Immediately after the reorganization, however, a shareholder of the Acquired Portfolio will hold a smaller percentage of ownership in the Acquiring Portfolio than he or she held in the Acquired Portfolio prior to the reorganization.

Q:	WHY IS THE REORGANIZATION OCCURRING?

A: After careful consideration, the Board, including a majority of the independent Trustees by separate vote, has determined that the reorganization is in the best interests of the Acquired Portfolio and the Acquiring Portfolio and their shareholders, and the interests of their respective shareholders will not be diluted as a result of the reorganization. The Board has determined that, after the reorganization, shareholders of the Acquired Portfolio may benefit from the larger combined assets of the Portfolios and a better opportunity for future growth of the Acquiring Portfolio, among other things. The reorganization is also expected to benefit Northern Trust Investments, Inc. (“NTI”), the Portfolios’ investment adviser and administrator and its affiliate The Northern Trust Company through increased efficiencies from the operation of only the Acquiring Portfolio after the reorganization. NTI may also indirectly benefit from the reorganization to the extent that it is required to reimburse less Portfolio operating expenses pursuant to its contractual expense reimbursement agreement with the Trust. The Board also considered the Portfolios’ identical investment strategies. Both Portfolios operate as “government money market

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funds” under Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”). In addition, the Board considered that the performance of the Portfolios has been similar since the conversion of the Acquired Portfolio to a government money market fund in October 2016.

The Board also considered that the Acquired Portfolio will be required to distribute its realized capital gains, if any, to shareholders, which will be a taxable event to shareholders (other than tax-exempt accounts), prior to the reorganization. Based on current holdings, NTI does not expect to sell a significant portion of the Acquired Portfolio’s portfolio securities prior to the reorganization. While the Board considered other options for the Acquired Portfolio, a reorganization with the Acquiring Portfolio was determined to be the most beneficial outcome for shareholders. The Board also considered the future prospects of the Acquired Portfolio if the reorganization was not effected, which included NTI continuing to operate two nearly identical government money market Portfolios.

Q:	WHO WILL ADVISE THE ACQUIRING PORTFOLIO ONCE THE REORGANIZATION IS COMPLETED?

A: As you know, the Acquired Portfolio is advised by NTI. The Acquiring Portfolio also is advised by NTI and will continue to be advised by NTI once the reorganization is completed.

Q:	WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.

Q:	HOW WILL PORTFOLIO FEES AND EXPENSES CHANGE AS A RESULT OF THE REORGANIZATION?

A: The Acquiring Portfolio after the reorganization will pay the same management fee paid by the Acquired Portfolio and the Acquiring Portfolio prior to the reorganization. Following the reorganization, the estimated pro forma gross annual operating expenses and the estimated pro forma net annual operating expenses (i.e., after contractual waivers and/or expense reimbursements) are expected to be the same as it is currently for the Acquired Portfolio. The estimated pro forma gross annual operating expenses are expected to be slightly lower and the estimated pro forma net annual operating expenses (i.e., after contractual waivers and/or expense reimbursements) are expected to be the same for the Acquiring Portfolio after the Reorganization.

The following tables show (i) the Portfolios’ contractual management fee and gross annual and net annual operating expenses and (ii) the contractual management fee and the estimated pro forma gross annual and net annual operating expenses of the Acquiring Portfolio after the reorganization. Pro Forma levels project anticipated expense levels but actual expenses may be greater or less than those shown below.

Acquired Portfolio/ Acquiring Portfolio (before reorganization)	Management Fee	Gross Annual Operating Expenses	Net Annual Operating Expenses
Government Assets Portfolio – Shares	0.23%	0.26%	0.25%

U.S. Government Portfolio – Shares	0.23%	0.27%	0.25%

Acquiring Portfolio (after the reorganization)	Management Fee	Estimated Pro Forma Gross Annual Operating Expenses	Estimated Pro Forma Net Annual Operating Expenses
U.S. Government Portfolio – Shares	0.23%	0.26%	0.25%

Q:	WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The reorganization is currently expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, the Acquired Portfolio will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of the Acquiring Portfolio and the assumption of the Acquired Portfolio’s liabilities by

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the Acquiring Portfolio under the reorganization or as a result of the Acquired Portfolio’s liquidation. You also will not recognize any gain or loss upon your receipt of shares of the Acquiring Portfolio in connection with the reorganization.

To the extent that the portfolio holdings of the Acquired Portfolio are sold by the Acquired Portfolio in anticipation of the reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the Acquired Portfolio’s basis in such holdings. Any capital gains recognized in these sales on a net basis will be distributed, if required, to the Acquired Portfolio’s shareholders as either capital gain distributions (to the extent of net realized long-term capital gains) or ordinary income dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and these distributions, along with any distributions of the Acquired Portfolio’s net investment income, will generally be taxable to Acquired Portfolio shareholders as ordinary income or long-term capital gains. Based on current holdings, NTI does not expect to sell a significant portion of the Acquired Portfolio’s portfolio securities prior to the reorganization.

Q:	WHO WILL PAY FOR THE REORGANIZATION?

A: NTI will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

Q:	WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares.

Q:	WHOM DO I CONTACT FOR FURTHER INFORMATION?

A: You may call the Northern Institutional Funds at 1-800-637-1380.

Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

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NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

COMBINED PROSPECTUS/INFORMATION STATEMENT

This Combined Prospectus/Information Statement is being furnished to shareholders of the Government Assets Portfolio (the “Acquired Portfolio”) in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”). Under the Plan, (1) all of the assets of the Acquired Portfolio will be transferred to the U.S. Government Portfolio of the Trust (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”), in exchange for shares of the Shares class (“Shares”) of the Acquiring Portfolio of equal aggregate value and the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio; and (2) such Shares of the Acquiring Portfolio will be distributed to shareholders of the Acquired Portfolio in a complete liquidation of the Acquired Portfolio (the “Reorganization”). Immediately after the Reorganization, former shareholders of the Acquired Portfolio will hold Shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio that the shareholder held immediately prior to the Reorganization. The Portfolios are government money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolio securities at amortized cost. Accordingly, it is expected that the Shares of the Acquiring Portfolio that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares of the Acquired Portfolio you own before the Reorganization. The Reorganization is expected to be completed on or about November 28, 2017.

Northern Trust Investments, Inc. (“NTI”), the investment adviser and administrator of the Portfolios, has undertaken to pay any out-of-pocket costs related to the Reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

The Board believes that the Reorganization is in the best interests of the Portfolios and their respective shareholders, and that the interests of the shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is structured as a tax-free transaction for the Acquired Portfolio and its shareholders. However, this tax treatment does not extend to transactions that occur prior to or after the Reorganization. Based on current holdings, NTI does not expect to sell a significant portion of the Acquired Portfolio’s portfolio securities prior to the Reorganization. Shareholders of the Acquired Portfolio are not being asked to vote on the Plan or approve the Reorganization.

The Portfolios are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 8 separate series, including the Portfolios. The Board is responsible for the management and business and affairs of the Portfolios. Each Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. There were no shares outstanding of the Service Shares and Premier Shares Classes of the Acquired Portfolio as of [    ], 2017. The Service Shares and Premier Shares of the Acquiring Portfolio are not offered in this Combined Prospectus/Information Statement.

This Combined Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely sets forth the information that you should know about the Acquired Portfolio, the Acquiring Portfolio and the Reorganization. This Combined Prospectus/Information Statement incorporates by reference the following documents, which contain additional information about the Acquired Portfolio and the Acquiring Portfolio:

-	a Statement of Additional Information dated [ ], 2017, (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

-	The Prospectus dated April 1, 2017, as supplemented to date, of the Northern Institutional Funds Money Market Portfolios, including the Acquired Portfolio and the Acquiring Portfolio;

-	The Statement of Additional Information dated April 1, 2017, as supplemented to date, of the Northern Institutional Funds, including the Acquired Portfolio and the Acquiring Portfolio;

-	The audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Acquired Portfolio and the Acquiring Portfolio included in the Trust’s Annual Report for the fiscal year ended November 30, 2016. No other parts of the Trust’s Annual Report are incorporated herein by reference; and

-	The unaudited financial statements contained in the Trust’s Semi-Annual Report for the fiscal period ended May 31, 2017. No other parts of the Trust’s Semi-Annual Report are incorporated herein by reference.

You can obtain a free copy of documents listed above by contacting Northern Institutional Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-637-1380. You may also request copies of any of the foregoing documents by email request to: northern-funds@ntrs.com

You may also copy and review information about the Portfolios at the SEC’s Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-1520.

This Combined Prospectus/Information Statement is expected to be first sent to shareholders on or about October 25, 2017. THIS IS NOT A REQUEST FOR A PROXY AND YOU ARE REQUESTED TO NOT SEND US A PROXY.

YOU COULD LOSE MONEY BY INVESTING IN A PORTFOLIO. ALTHOUGH EACH PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT CANNOT GUARANTEE THAT IT WILL DO SO. AN INVESTMENT IN A PORTFOLIO IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY, OR BY THE NORTHERN TRUST COMPANY, ITS AFFILIATES, SUBSIDIARIES OR ANY OTHER BANK. THE PORTFOLIOS’ SPONSOR HAS NO LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIOS, AND YOU SHOULD NOT EXPECT THAT THE SPONSOR WILL PROVIDE FINANCIAL SUPPORT TO THE PORTFOLIOS AT ANY TIME. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Combined Prospectus/Information Statement is [                ], 2017.

NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

TELEPHONE: 1-800-637-1380

COMBINED PROSPECTUS/INFORMATION STATEMENT

DATED [    ], 2017

SYNOPSIS

THE REORGANIZATION

The Board of Trustees (the “Board”) of the Northern Institutional Funds (the “Trust”), including a majority of the independent Trustees, by separate vote, reviewed and approved the Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of the Government Assets Portfolio (the “Acquired Portfolio”) with and into the U.S. Government Portfolio (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”), the closing date (the “Closing Date”) of which is expected to be on or about November 28, 2017.

Under the Plan, the Acquired Portfolio will transfer all of its assets in exchange for shares of the Shares class (“Shares”) of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities. The Acquired Portfolio will then distribute such shares of the Acquiring Portfolio to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio. Immediately after the Reorganization, shareholders of the Acquired Portfolio will hold Shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio that the shareholder held immediately prior to the Reorganization. Both Portfolios are government money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolio securities at amortized cost, and accordingly, it is expected that the Shares of the Acquiring Portfolio that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares of the Acquired Portfolio you own before the Reorganization.

Each Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. There were no shares outstanding of the Service Shares and Premier Shares of the Acquired Portfolio as of [    ], 2017. The Service Shares and Premier Shares of the Acquiring Portfolio are not offered in this Combined Prospectus/Information Statement.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Portfolios of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Acquired Portfolio and the Acquiring Portfolio and their shareholders for federal income tax purposes as described further below. However, this tax treatment does not extend to transactions that occur prior to or after the Reorganization. Based on current holdings, Northern Trust Investments, Inc. (“NTI”), the Portfolios’ investment adviser and administrator, does not expect to sell a significant portion of the Acquired Portfolio’s portfolio securities prior to the Reorganization.

This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached hereto as Appendix A.

NTI, the Portfolios’ investment adviser, will bear any out-of-pocket costs related to the Reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

NTI believes that the Reorganization is in the best interests of the Acquired Portfolio and the Acquiring Portfolio and their shareholders and the interests of their respective shareholders will not be diluted as a result of the Reorganization. The Board has determined that, after the Reorganization, shareholders of the Acquired Portfolio may benefit from among other things the larger combined assets of the Portfolios and a better opportunity for future growth of the Acquiring Portfolio. The Reorganization is also expected to benefit NTI and its affiliate The Northern Trust Company (“Northern Trust”) through increased efficiencies from the operation of only the Acquiring Portfolio after the Reorganization. NTI may also indirectly benefit after the Reorganization to the extent that it is required to reimburse less Portfolio operating expenses pursuant to its contractual expense reimbursement agreement with the Trust.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives, principal investment strategies and limitations of the Acquired Portfolio and the Acquiring Portfolio. Please be aware that this is only a brief discussion. More complete information may be found in the Portfolios’ Prospectus and Statement of Additional Information.

The Acquired Portfolio and the Acquiring Portfolio have identical investment objectives, identical investment strategies and identical fundamental investment restrictions, as discussed below and at Appendix B. The investment objective of each Portfolio may not be changed by the Board without shareholder approval. Each Portfolio’s investment objective and principal investment strategies are provided in the table below.

Government Assets Portfolio (Acquired Portfolio)	U.S. Government Portfolio (Acquiring Portfolio)
Investment Objective	Investment Objective

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.	The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

Government Assets Portfolio (Acquired Portfolio)	U.S. Government Portfolio (Acquiring Portfolio)
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.	The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

The Portfolios have identical fundamental investment restrictions with respect to borrowings and certain other matters. These fundamental investment restrictions are set forth in Appendix B to this Combined Prospectus/Information Statement.

PRINCIPAL RISK FACTORS

All investments carry some degree of risk that will affect the value of a Portfolio’s investments, its investment performance and the price of its shares. You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee that it will do so. An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or by The Northern Trust Company, its affiliates, or its subsidiaries or by any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

The Acquiring Portfolio has identical principal risk factors as the Acquired Portfolio. The Acquiring Portfolio after the Reorganization will use the same investment strategies and have the same principal investment risks. These risk factors are summarized below. For more information on the risks associated with the Acquiring Portfolio, see the Acquiring Portfolio’s Prospectus and SAI.

Comparison of Principal Risk Factors of the Acquired Portfolio and the Acquiring Portfolio

Government Assets Portfolio (Acquired Portfolio)	U.S. Government Portfolio (Acquiring Portfolio)
Stable NAV Risk	Stable NAV Risk
Interest Rate Risk	Interest Rate Risk
Guarantor (or Credit Enhancement Risk)	Guarantor (or Credit Enhancement Risk)
Prepayment (or Call) Risk	Prepayment (or Call) Risk
Debt Extension Risk	Debt Extension Risk
Income Risk	Income Risk
Management Risk	Management Risk
U.S. Government Securities Risk	U.S. Government Securities Risk
Large Shareholder Transactions Risk	Large Shareholder Transactions Risk
Cybersecurity Risk	Cybersecurity Risk
Market Risk	Market Risk
Market Events Risk	Market Events Risk

Portfolio Risk Descriptions

The following provides a description of the various risks that are referenced in the section above.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

COMPARATIVE FEES AND EXPENSES

The following tables: (1) compare the fees and expenses of the Acquired Portfolio and the Acquiring Portfolio for the twelve-month period ended November 30, 2016 (adjusted to reflect the current fees, effective April 1, 2017); and (2) show the estimated fees and expenses for the Acquiring Portfolio combined with the Acquired Portfolio on an estimated pro forma basis after giving effect to the Reorganization as if the Reorganization had occurred on November 30, 2016 (adjusted for current fees). Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. As shown by the table, there are no transaction charges when you buy or sell shares of either Portfolio, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

Government Assets Portfolio and U.S. Government Portfolio – Shares

Government Assets Portfolio – Shares			U.S. Government Portfolio – Shares			U.S. Government Portfolio – Shares After Reorganization (Pro Forma Combined)
Current Fee Table:			Current Fee Table:			Pro Forma Fee Table:
Annual Portfolio Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)			Annual Portfolio Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)			Annual Portfolio Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)
Management Fees		0.23%	Management Fees		0.23%	Management Fees		0.23%
Other Expenses		0.03%	Other Expenses		0.04%	Other Expenses		0.03%
Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%
Service Fees	None		Service Fees	None		Service Fees	None
Other Operating Expenses	0.01%		Other Operating Expenses	0.02%		Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses		0.26%	Total Annual Portfolio Operating Expenses		0.27%	Total Annual Portfolio Operating Expenses		0.26%
Expense Reimbursement(2)		(0.01)%	Expense Reimbursement(2)		(0.02)%	Expense Reimbursement(2)		(0.01)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.25%	Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.25%	Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.25%

(1)	The expense information in the table has been restated to reflect current fees.
(2)

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25% for the Government Assets Portfolio and the U.S. Government Portfolio (“Expense Cap”). This contractual limitation may not be terminated before April 1, 2018 without the approval of the Board of Trustees. The amounts shown as Expense Reimbursements in the Pro Forma Fee Table are calculated based upon the Pro Forma Combined Fund’s expenses being capped (other than the excepted expenses above) at 0.25% for the full fiscal year ended November 30, 2016.

EXPENSE EXAMPLES

The examples are intended to help you compare the cost of investing in the Acquired Portfolio versus the Acquiring Portfolio, and the Acquiring Portfolio (Pro Forma), assuming the Reorganization takes place. The examples assume that you invest $10,000 for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs are described below for the Acquired Portfolio and the Acquiring Portfolio.

Government Assets Portfolio (Acquired Portfolio) and U.S. Government Portfolio (Acquiring Portfolio)

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquired Portfolio – Shares	$26	$83	$145	$330
Acquiring Portfolio – Shares	$26	$85	$150	$341
Acquiring Portfolio – Shares (Pro Forma)	$26	$83	$145	$330

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES

The procedures to purchase, redeem and exchange shares of the Portfolios are identical. For information concerning purchase and redemption procedures and exchange privileges, please see the Portfolios’ Prospectus and Statement of Additional Information.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly by each Portfolio to its shareholders. Net income includes the interest accrued on a Portfolio’s assets less estimated expenses. Each Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolios do not expect to realize net long-term capital gains. For more complete information concerning dividends and distributions and tax considerations, please see the Portfolios’ Prospectus and Statement of Additional Information.

SERVICE PROVIDERS

NTI, a subsidiary of Northern Trust Corporation, serves as the investment adviser to the Acquired Portfolio and the Acquiring Portfolio, and is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an Illinois State Banking Corporation and an investment adviser that is registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

The Board oversees both the Acquired Portfolio and the Acquiring Portfolio. The following table lists the service providers for the Portfolios.

	Acquired Portfolio	Acquiring Portfolio
Distributor	Northern Funds Distributors, LLC	Northern Funds Distributors, LLC
Custodian	The Northern Trust Company	The Northern Trust Company
Transfer Agent	The Northern Trust Company	The Northern Trust Company
Fund and Independent Trustees’ Counsel	Drinker Biddle & Reath LLP	Drinker Biddle & Reath LLP
Independent Registered Public Accounting Firm	Deloitte & Touche LLP*	Deloitte & Touche LLP*

* As of December 1, 2016.

For a detailed description of the Portfolios’ other services providers, see the Portfolios’ Prospectus and Statement of Additional Information.

MANAGEMENT FEES

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates that are set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). The table also reflects management fees paid by each of the Portfolios for the fiscal year ended November 30, 2016 (expressed as a percentage of each Portfolio’s respective average daily net assets).

A discussion regarding the Board’s basis for its most recent approval of the Portfolios’ Management Agreement is available in the Portfolios’ Semi-Annual Report to shareholders for the six-month period ended May 31, 2017.

	Contractual Management Fee Rate		Management Fees Paid for Fiscal Year Ended 11/30/16
Government Assets Portfolio (Acquired Portfolio)	0.23	%*	0.33%
U.S. Government Portfolio (Acquiring Portfolio)	0.23	%*	0.33%

*	The Government Assets Portfolio and U.S. Government Portfolio’s contractual management fee rate prior to April 1, 2017 was 0.33%.

PORTFOLIO PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIOS BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF A PORTFOLIO FROM YEAR TO YEAR AND (B) THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS.

On October 1, 2016, the Acquired Portfolio changed its principal investment strategy from investing, under normal circumstances, in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets to investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the

U.S. government pursuant to authority granted by Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The performance shown prior to October 1, 2016 represents the performance of the Acquired Portfolio’s prior principal investment strategy.

Each Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information for the Portfolios is available and may be obtained on the Portfolios’ Web site at www.northerntrust.com/institutional or by calling 800-637-1380.

GOVERNMENT ASSETS PORTFOLIO (ACQUIRED PORTFOLIO) – SHARES

CALENDAR YEAR TOTAL RETURN*

*	The total return for the six months ended June 30, 2017 is 0.24%. For the periods shown in the bar chart above, the highest quarterly return was 1.27% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	6/1/83	0.21%	0.05%	0.75%	4.00%

The 7-day yield for Shares of the Government Assets Portfolio as of December 31, 2016: 0.32%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

U.S. GOVERNMENT PORTFOLIO (ACQUIRING PORTFOLIO) – SHARES

CALENDAR YEAR TOTAL RETURN*

*	The total return for the six months ended June 30, 2017 is 0.24%. For the periods shown in the bar chart above, the highest quarterly return was 1.23% in the second quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	10/29/85	0.13%	0.04%	0.70%	3.49%

The 7-day yield for Shares of the Government Assets Portfolio as of December 31, 2016: 0.34%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

THE REORGANIZATION

THE PLAN

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Combined Prospectus/Information Statement.

The Plan contemplates the following:

•

the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for shares of the Shares Class of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the Acquired Portfolio’s liabilities as of the Closing Date, and

•	the distribution of such Shares of the Acquiring Portfolio to shareholders of the Acquired Portfolio.

The value of the Acquired Portfolio’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Portfolio and the net asset value of a Share of the Acquiring Portfolio will be determined on the Closing Date in accordance with the valuation procedures that are described in the then-current Acquiring Portfolio Prospectus and Statement of Additional Information.

On, or as soon as practicable after, the Closing Date, the Acquired Portfolio will distribute pro rata to its shareholders of record the Shares of the Acquiring Portfolio that it receives in the Reorganization in complete liquidation of the Acquired Portfolio. Immediately after the Reorganization, former shareholders of the Acquired Portfolio will hold Shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio that the shareholder held immediately prior to the Reorganization. Both Portfolios are government money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolio securities at amortized cost, and accordingly, it is expected that the Shares that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares of the Acquired Portfolio you own before the Reorganization.

The stock transfer books for the Acquired Portfolio will be permanently closed as of the close of business on the Closing Date. Redemption requests received thereafter with respect to the Acquired Portfolio will be deemed to be redemption requests for the Acquiring Portfolio.

The implementation of the Reorganization is subject to a number of conditions that are set forth in the Plan. In addition, the Plan may be terminated by the Board, and the Portfolios may abandon the Reorganization that is contemplated by the Plan, at any time before the closing if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

The Plan may be amended, modified or supplemented in such manner as may be determined by the Board. In addition, the Trust, after consultation with counsel and by consent of the Board, or any officer, may waive any condition to the obligations under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Portfolios. The Board, or an authorized officer of the Trust, may change or postpone the Closing Date.

Acquired Portfolio shareholders who do not wish to receive shares of the Acquiring Portfolio as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss for federal income tax purposes that is based on the difference between your tax basis in the shares and the amount you receive for them.

REASONS FOR THE REORGANIZATION

The Reorganization proposal was reviewed and considered by the Board, including a majority of the independent Trustees by separate vote, at a meeting held on May 17, 2017. In advance of the meeting, the Trustees received information about the investment objectives, principal investment strategies and principal risks of the Acquired Portfolio and the Acquiring Portfolio, their comparative contractual management fees and operating expense ratios, asset size and investment performance, and an analysis of certain tax information and the projected benefits and disadvantages to shareholders of the Reorganization. The Trustees also considered the projected benefits to NTI and its affiliates. NTI responded to questions at the meeting. Throughout the process, the Trustees had numerous opportunities to ask questions of and to request additional materials from NTI with respect to the Reorganization. During the meeting, Trustees who are not “interested persons” of the Portfolios, as that term is defined in the 1940 Act (“Independent Trustees”), met in executive session with their independent legal counsel to consider the Reorganization.

The Board understood that the Portfolios were essentially identical and NTI’s reasons for proposing to merge the two Portfolios. They discussed at length with their independent counsel the consequences of the Reorganization and whether there might be any alternatives to the Reorganization. They understood that NTI, after reviewing the alternatives, had determined that a Reorganization would be in the best interests of shareholders. After further discussion, the Board determined that the Reorganization would be in the best interests of each Portfolio and that the interests of existing shareholders of each Portfolio would not be diluted as a result of the Reorganization. Approvals were made separately for each Portfolio on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various determinations.

The Board’s determination and approval were based on a number of factors, including but not limited to the following:

•

Each Portfolio currently is a government money market fund that maintains a stable net asset value. After the Acquired Portfolio’s conversion to a “government money market fund,” as defined under Rule 2a-7 of the 1940 Act, as of October 1, 2016, the Acquired Portfolio and the Acquiring Portfolio became duplicative funds offered by the Trust.

•	The performance of the Portfolios have been similar since the conversion of the Acquired Portfolio to a government money market fund.

•	The investment objectives and investment strategies of the Portfolios are identical.

•

Currently, the total annual operating expense ratio (before contractual expense reimbursements) is 0.26% and 0.27% for the Acquired Portfolio and the Acquiring Portfolio, respectively, and the total net operating expense ratio (after contractual expense reimbursements) is 0.25% for both the Acquired Portfolio and the Acquiring Portfolio.

•

Currently, the contractual management fee is 0.23% for both the Acquired Portfolio and the Acquiring Portfolio. The shareholders of the Acquired Portfolio will have the same management fee following the Reorganization.

•	Shareholders may benefit from the larger combined assets of the Portfolios and a better opportunity for future growth of the Acquiring Portfolio.

•

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Acquired Portfolio and its shareholders. The Board considered that the tax treatment, however, did not extend to transactions that occur prior to or after the Reorganization.

•	Since the investment strategies were identical, there was likely to be little or no portfolio repositioning prior to the Reorganization.

•

Many of the shareholders held shares of the Acquired Portfolio in Northern Trust sweep accounts. The Trustees noted that there would not be any change in the Portfolio services offered to shareholders of the Acquired Portfolio after the Reorganization.

•	While the Board considered other options for the Acquired Portfolio, a reorganization with the Acquiring Portfolio was determined to be the most beneficial outcome for shareholders.

•

Shareholders of the Acquired Portfolio will receive shares of the Acquiring Portfolio having an aggregate net asset value equal to that of their Acquired Portfolio shares and will not bear any costs of the Reorganization.

•	No sales or other charges will be imposed on shareholders in connection with the Reorganization.

•

The Board also considered the future prospects of the Acquired Portfolio if the Reorganization is not effected, which included continuing to operate two nearly identical government money market Portfolios.

•

If the Reorganization is consummated, NTI may achieve increased efficiencies from the operation of only the Acquiring Portfolio after the Reorganization. NTI may also indirectly benefit from the Reorganization to the extent that it is required to reimburse less Portfolio operating expenses pursuant to its contractual expense reimbursement agreement with the Trust.

FEDERAL INCOME TAX CONSEQUENCES

The transfer of all of the assets and liabilities of the Acquired Portfolio to the Acquiring Portfolio in exchange for the issuance of the Shares of the Acquiring Portfolio, followed by the distribution in liquidation by the Acquired Portfolio of the Shares of the Acquiring Portfolio pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (“Code”). As a condition to the closing of the Reorganization, the Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trust and the Portfolios, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Portfolio and the Acquiring Portfolio will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Acquired Portfolio upon (i) the transfer of its assets to the Acquiring Portfolio in exchange for the issuance of Acquiring Portfolio shares to the Acquired Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities, if any, or (ii) the distribution by the Acquired Portfolio of the Acquiring Portfolio shares to the Acquired Portfolio shareholders;

•

No gain or loss will be recognized by the Acquiring Portfolio upon its receipt of the Acquired Portfolio’s assets in exchange for the issuance of the Acquiring Portfolio shares to the Acquired Portfolio and the assumption by the Acquiring Portfolio of the liabilities, if any, of the Acquired Portfolio;

•

The tax basis in the hands of the Acquiring Portfolio of each asset of the Acquired Portfolio that is transferred to the Acquiring Portfolio will be the same as the tax basis of that asset in the Acquired Portfolio’s hands immediately before the transfer;

•

The tax holding period in the hands of the Acquiring Portfolio of each asset of the Acquired Portfolio that is transferred to the Acquiring Portfolio will include the Acquired Portfolio’s tax holding period for that asset;

•	The Acquired Portfolio’s shareholders will not recognize gain or loss upon the exchange of their Acquired Portfolio shares for Acquiring Portfolio shares as part of the Reorganization;

•

The aggregate tax basis of the Acquiring Portfolio shares received by each shareholder of the Acquired Portfolio will equal the aggregate tax basis of the Acquired Portfolio shares surrendered by that shareholder in the Reorganization;

•

The tax holding periods of the Acquiring Portfolio shares received by each Acquired Portfolio shareholder will include the tax holding periods of the Acquired Portfolio shares surrendered by that shareholder in the Reorganization, provided that the Acquired Portfolio shares were held as capital assets on the date of the Reorganization;

•	The Acquired Portfolio’s final taxable year will end on the date of the Reorganization; and

•

The Acquiring Portfolio will succeed to and take into account the tax attributes of the Acquired Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Internal Revenue Service Regulations require that the Acquiring Portfolio provides to the Internal Revenue Service and the Portfolio’s shareholders information regarding the effect of the Reorganization on the Portfolio shareholders’ tax basis for the shares issued in the Reorganization. The Acquiring Portfolio can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. The Acquiring Portfolio intends to post the required IRS Form 8937 on its website for at least 10 years. Shares held for the purpose of investment are generally considered to be capital assets.

The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the Acquired Portfolio will pay a dividend or dividends that, together with all previous distributions, will have the effect of distributing to its shareholders all of its remaining undistributed net investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Acquired Portfolio’s shareholders.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2016.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Under the terms of its Agreement and Declaration of Trust (the “Trust Agreement”), the Trust is authorized to issue shares of beneficial interest in separate series, including the Portfolios, and in three separate classes of shares: Shares, Service Shares and Premier Shares. There were no shares outstanding of the Service Shares and Premier Shares of the Acquired Portfolio as of [    ], 2017. The Service Shares and Premier Shares of the Acquiring Portfolio are not offered in this Prospectus/Information Statement.

Under the terms of the Trust Agreement, each share of each Portfolio is without par value, which represents a proportionate interest in the particular Portfolio with each other share of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, shareholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. In addition, shares of each Portfolio are redeemable at the unilateral option of the Trust. Shares, when issued as described in this combined Prospectus/Information Statement, are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Portfolios are not issued.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios and other investment portfolios of the Trust normally are allocated in proportion of the net asset value of the respective portfolio, except where allocations of direct expenses can otherwise be fairly made.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings of shareholders as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share held or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote, except in certain circumstances. Shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders. The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Trust’s by-laws state that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust Agreement or bylaw; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine shall be a state or federal court located within the State of Delaware. The Trust’s by-laws also state that any persons or entity that is a shareholder of the Trust shall be deemed to have notice of and consented to the foregoing provision of the Trust’s bylaws.

CAPITALIZATION

The following tables show the unaudited capitalization of the Acquired Portfolio and the Acquiring Portfolio as of May 31, 2017, and the pro forma combined capitalization of the Acquiring Portfolio as if the Reorganization had occurred on that date. The capitalization of the Portfolios is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

Fund	Net Assets (000’s)	Shares Outstanding*** (000’s)	Net Asset Value Per Share
NIF Government Assets Portfolio*	$7,364,469	7,364,571	$1.00
NIF U.S. Government Portfolio*	$5,936,136	5,935,475	$1.00
Pro Forma U.S. Government Portfolio**	$13,300,605	13,300,046	$1.00

*	Information shown is from the Portfolio’s unaudited semi-annual report as of May 31, 2017.
**	The U.S. Government Portfolio will be the accounting survivor for financial statement purposes.
***	The difference between Net Assets and Shares Outstanding is a result of book and tax timing differences and miscellaneous amounts impacting realized gain (loss) and paid-in capital since the inception of the Portfolios.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for “street name” accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Information Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Information Statement, the Trust will deliver promptly a separate copy of this Combined Prospectus/Information Statement to you upon written or oral request. To receive a separate copy of this Combined Prospectus/Information Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please contact Northern Institutional Funds by calling 1-800-637-1380, by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by e-mail at northern-funds@ntrs.com. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Northern Institutional Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARES HELD BY TRUSTEES AND OFFICERS

[to be completed]

As of [    ], 2017, each Portfolio had the following number of shares outstanding:

Fund	Shares Outstanding (000’s)
NIF Government Assets Portfolio	[	]
NIF U.S. Government Portfolio	[	]

[At                , 2017, the Trustees and officers of the Trust, as a group, owned, beneficially or of record, less than 1% of the outstanding shares of each Portfolio.]

SHARE OWNERSHIP

As of [                , 2017], substantially all of the Portfolios’ outstanding shares were held of record by Northern Trust for the benefit of its customers and customers of its affiliates and financial intermediaries that have invested in the Portfolios. Northern Trust has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) owned of record or is known by Northern Trust to have beneficially owned 5% or more of the Portfolios’ classes as of [            , 2017]:

[To be completed]

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of the Acquiring Portfolio, such shareholder may be deemed a “control person” of that Portfolio for purposes of the 1940 Act.

AVAILABLE INFORMATION

The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549. Some of these items are also available on the Internet at www.sec.gov.

* * *

THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE PORTFOLIOS’ NOVEMBER 30, 2016, ANNUAL REPORTS AND MAY 31, 2017 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN INSTITUTIONAL FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT 1-800-637-1380, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM.

APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of the 17th day of May, 2017, by Northern Institutional Funds, a Delaware statutory trust (the “Trust”), on behalf of its Government Assets Portfolio (the “Acquired Fund”) and its U.S. Government Portfolio (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”) and Northern Trust Investments, Inc. (“NTI”).

A. BACKGROUND

The Funds are each separate investment portfolios of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is intended to effect the reorganization (the “Reorganization”) of the Acquired Fund with and into the Acquiring Fund.

The Reorganization will be effected by the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (2) the issuance by the Acquiring Fund to the Acquired Fund of shares of beneficial interest of the Shares class of shares of the Acquiring Fund (“Acquiring Fund Shares”). This transaction will be promptly followed by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares it receives to its shareholders in exchange for shares of beneficial interest of the Shares class of shares of the Acquired Fund (“Acquired Fund Shares”) that are then outstanding, in liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan.

This Plan has been approved by the Board of Trustees of the Trust based on the Board’s determination that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

B. THE REORGANIZATION

1.	Transfer of Assets of the Acquired Fund in Exchange for Assumption of Liabilities and Issuance of Acquiring Fund Shares

1.1

Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, the Acquired Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the Acquiring Fund. In exchange for all of the assets of the Acquired Fund, as of the Closing Time: (A) the Acquiring Fund will assume all of the debts, obligations, duties and other liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Acquiring Fund to the same extent as if they had been incurred by the Acquiring Fund; and (B) the Trust, on behalf of the Acquiring Fund, will issue shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Acquired Fund to the Acquiring Fund, less the liabilities assumed by the Acquiring Fund. The number of shares of the Acquiring Fund issued by the Trust shall be determined by the Trust by dividing the aggregate net value of the assets attributable to the Acquired Fund Shares, less the liabilities assumed by the Acquiring Fund attributable to the Acquired Fund Shares, by the net asset value per share of the Acquiring Fund Shares. Based on this calculation, the Trust shall issue shares of the Acquiring Fund with aggregate net asset value equal to the value of assets, less assumed liabilities, attributable to the Acquired Fund Shares. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

1.2	The assets of the Acquired Fund to be acquired by the Acquiring Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Acquired Fund at the Closing Time provided for in paragraph 3.1.

1.3	The Acquired Fund will, within a reasonable time prior to the Closing Time, if requested, furnish the Acquiring Fund with a list of assets held on such date. The Acquired Fund may sell any asset on the list prior to the Closing Time. After the list of assets has been provided, the Acquired Fund will notify the Acquiring Fund of its purchase of additional investments not reflect on the list, within a reasonable time after such purchase. Within a reasonable time after receipt of the list and prior to the Closing Time, the Acquiring Fund will advise the Acquired Fund of any assets on the Acquired Fund’s list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund’s investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such investments prior to the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.4	The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by The Northern Trust Company (“Northern Trust”), the custodian and accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.5	At, or as soon as possible after, the Closing Time the Acquired Fund will distribute in liquidation the Acquiring Fund Shares it receives to the shareholders of record of the Acquired Fund Shares, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder’s beneficial interest in the Acquired Fund Shares. Such distribution will be in exchange for each shareholder’s Acquired Fund Shares. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Trust to open accounts on those records in the names of the Acquired Fund shareholders and representing the respective pro rata number of the Acquiring Fund Shares received from the Acquiring Fund that are due to the Acquired Fund shareholder. Fractional Acquiring Fund Shares will be rounded to the third place after the decimal point.

1.6

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the Closing Date. Share redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. As of the Closing Time, all issued and outstanding shares of the Acquired Fund will be canceled on the books of the Trust. The Acquired Fund shareholders will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Acquired Fund Shares that are held by the Acquired Fund shareholders at the Closing Time.

1.7	If an Acquired Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund’s shares to a person other than the shareholder, the Trust shall require the shareholder to (i) furnish the Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Trust that such tax has been paid or does not apply.

1.8	The legal existence of the Acquired Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

1.9	Any reporting responsibility of the Acquired Fund shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.	Valuation

2.1	The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder, and the value of the full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets, will be computed as of the valuation time provided in the Acquiring Fund’s prospectus on the Closing Date (for purposes of paragraph 1.4, the “Valuation Date”) using the valuation procedures set forth in the Acquiring Fund’s current prospectus and statement of additional information.

2.2	All computations of value will be made by Northern Trust.

3.	Closing And Closing Date

3.1	The transfer of the Acquired Fund’s assets in exchange for the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and the issuance of Acquiring Fund Shares to the Acquired Fund, as described above, together with such related acts as are necessary to consummate such transactions (the “Closing”), will occur at such place and on such date or dates and time or times (together, the “Closing Time”) as may be determined by the Board of Trustees or an authorized officer of the Trust.

3.2	At the Closing, the Trust, on behalf of the Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable or counsel may request.

3.3	Northern Trust, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer of Northern Trust stating that (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.4	In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed for trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5

Northern Trust, the custodian for the Acquired Fund, shall deliver at the Closing a list of the names and addresses of shareholders of the Acquired Fund Shares and the number of the Acquired Fund Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Fund’s transfer agent. Northern Trust shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund shares have been credited to the Acquired Fund’s account on the books of the Trust.

4.	Representations and Warranties

4.1	The Trust, on behalf of the Acquired Fund, represents and warrants that:

4.1.A	There are no contracts or other commitments (other than this Plan) of the Acquired Fund, which will be terminated with liability to an Acquired Fund prior to the Closing Date;

4.1.B	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquired Fund a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

4.1.C	The Statements of Assets and Liabilities of the Acquired Fund as of November 30, 2016, the Schedule of Investments and the related Statement of Operations for the year then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates;

4.1.D	Since November 30, 2016, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection D, a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of an Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by the Acquired Fund’s shareholders shall not constitute a material adverse change;

4.1.E	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions of the Acquired Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.1.F	For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquired Fund has been eligible to and has computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

4.1.G	All of the issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. All of the

Acquired Fund Shares will, at the time of Closing, be held by persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.1.H	At the Closing Date, (i) the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund (as described in paragraph 1.2) and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately-placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

4.1.I	The information furnished by the Acquired Fund for use in applications for orders, registration statements or information statement materials or for use in any other document filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.J	The current prospectus and statement of information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.1.K	Insofar as the following relates to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Plan, which, without limitation, shall include an information statement of the Acquired Fund (the “Information Statement”) and the prospectus of the Acquiring Fund with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2	The Trust, with respect to the Acquiring Fund, represents and warrants that:

4.2.A

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which to its knowledge, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Fund or their ability to consummate the transactions contemplated herein;

4.2.B	Since November 30, 2016, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection B, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

4.2.C	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.2.D	For each taxable year of its operation and for the period until the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquiring Fund has been eligible to and computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued for the year through the Closing Date;

4.2.E	All of the issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.2.F	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust. The shareholders of the Acquiring Fund are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

4.2.G	The information furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.2.H	The current prospectus and statement of information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.2.I	On the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date, the N-14 Registration Statement: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein.

4.3	NTI represents and warrants to the Trust as follows: To the knowledge of NTI (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund or the Acquiring Fund, and (ii) there are no claims, actions, suits or proceedings, or circumstances that have been identified by NTI as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund or Acquiring Fund that would materially adversely affect the Trust, the Acquired Fund or the Acquiring Fund or their assets or business, other than those disclosed by NTI in writing to and accepted by the Trust, on behalf of the Acquiring Fund and Acquired Fund.

5.	Covenants of the Acquired Fund and the Acquiring Fund

5.1	The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions.

5.2	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.3	The Acquired Fund covenants that: (i) the Acquiring Fund Shares to be issued to its shareholders hereunder are not being acquired for the purpose of making any distributions thereof other than in accordance with the terms of this Plan; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by the Acquired Fund’s shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or the Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

5.4	The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquiring Fund Shares.

5.5	Subject to the provisions of this Plan, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6	The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a registration statement on Form N-14, which will include the Information Statement referred to in paragraph 4.1.K, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7

The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund, nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing date, the Acquiring Fund, the Trust and the Acquired Fund will take such action or cause such action to be taken, as reasonably necessary to enable Drinker Biddle & Reath LLP to render the tax opinion contemplated in paragraph 6.5.

6.	Conditions

Consummation of the Reorganization is subject to the following conditions:

6.1	This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust, and, if required by applicable law, by the requisite vote of the Acquired Fund’s shareholders.

6.2	Prior to the Closing Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends and distributions, will result in the Acquired Fund having a deduction for dividends paid (as defined in Section 561 of the Code) at least equal to all of the Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before November 30, 2016 and for the subsequent period up to and including the Closing Time, and all of the Acquired Fund’s net capital gain, if any, recognized in the taxable periods or years ended on or before November 30, 2016 and in the subsequent period up to and including the Closing Time.

6.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Acquired Fund or the Acquiring Fund, provided that the Trust may waive any of such conditions for itself or the Funds.

6.4	At the Closing Time, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

6.5	The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust based on representations of the Trust and reasonable assumptions, substantially to the effect that for federal income tax purposes and with respect to other matters:

6.5.A	The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund, followed by the distribution in liquidation by the Acquired Fund of Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

6.5.B	No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of its assets to the Acquiring Fund in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders;

6.5.C	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund’s assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the liabilities, if any, of the Acquired Fund;

6.5.D	The tax basis of the assets acquired by the Acquiring Fund from the Acquired Fund will be, in each instance, the same as the tax basis of those assets in the Acquired Fund’s hands immediately before the transfer;

6.5.E	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund’s tax holding period for those assets, provided such assets were held as capital assets on the date of the exchange;

6.5.F	The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the transaction;

6.5.G	The aggregate tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund Shares in the transaction will be, for each Acquired Fund shareholder, the same as the aggregate tax basis of the Acquired Fund Shares surrendered in exchange therefor;

6.5.H	The tax holding period of the Acquiring Fund Shares received by shareholders of the Acquired Fund will include, for each Acquired Fund shareholder, the tax holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that those Acquired Fund Shares were held as capital assets on the date of the exchange;

6.5.I	The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware;

6.5.J	Neither the Acquired Fund nor the Acquiring Fund is, and the execution, delivery and performance of this Plan by the Acquired Fund and the Acquiring Fund will not result in, a violation of the Trust’s Agreement and Declaration of Trust or By-Laws, as amended, or any material agreement, indenture, contract, lease or other undertaking to which the Trust, with respect to the Funds, is a party, or by which the Funds or their property are bound;

6.5.K	The Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; and

6.5.L	The execution, delivery and performance of this Plan has been duly authorized by all necessary actions on the part of the Trust’s Board of Trustees, and this Plan will constitute a valid and binding obligation of the Trust with respect to the Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

6.6	All representations and warranties of the Trust, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

The Trust will make and provide representations with respect to the Acquired Fund and the Acquiring Fund, respectfully, that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in paragraph 6.5, which opinion may address such other matters, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganization.

7.	Expenses

NTI will bear all of the expenses in connection with carrying out this Plan, whether or not the Reorganization is consummated, including the fees and disbursements of attorneys, auditors and custodians, any federal and state stock transfer stamps required for the transfer of the Acquired Fund’s securities to the Acquiring Fund and for the transfer of Acquiring Fund Shares to registered shareholders of the Acquired Fund in liquidation of the Acquired Fund.

8.	Termination

This Plan may be terminated by the Board of Trustees of the Trust, and the Funds may abandon the Reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Acquired Fund, if any, at any time prior to the Closing, if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

9.	Amendment

This Plan may be amended, modified or supplemented in such manner as may be determined by the Board of Trustees; provided, however, that following the approval of this Plan by the Acquired Fund’s shareholders, if any, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be paid to that Fund’s shareholders under this Plan to the detriment of such Fund shareholders without their further approval.

10.	Headings; Counterparts; Governing Law; Assignment; Survival; Waiver

10.1	The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

10.2	This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

10.3	This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

10.4	All persons dealing with the Trust, the Acquired Fund or the Acquiring Fund must look solely to the property of the Trust, the Acquired Fund, or the Acquiring Fund, respectively, for the enforcement of any claims against the Trust, the Acquired Fund or the Acquiring Fund, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Acquired Fund or the Acquiring Fund. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

10.5	The obligations set forth herein will not survive the Closing, except for the provisions of paragraph 1.8.

10.6	The Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations hereunder if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

11.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60603, Attention: President of Northern Institutional Funds.

IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

NORTHERN INSTITUTIONAL FUNDS, acting on behalf of its Government Assets Portfolio

By:	/s/ Peter K. Ewing
Title:	President

NORTHERN INSTITUTIONAL FUNDS, acting on behalf of its U.S. Government Portfolio

By:	/s/ Peter K. Ewing
Title:	President

NORTHERN TRUST INVESTMENTS, INC., with respect to paragraphs 4.3 and 7 only

By:	/s/ Kevin O’Rourke
Title:	Senior Vice President

APPENDIX B

Comparison of Investment Restrictions

The following table shows the fundamental investment restrictions of the Acquired Portfolio and the Acquiring Portfolio.

Restriction	Acquired Portfolio	Acquiring Portfolio
Making loans (fundamental)	The Acquired Portfolio may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquired Portfolio’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquired Portfolio to the extent permitted by law.	The Acquiring Portfolio may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Portfolio’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Portfolio to the extent permitted by law.

Purchasing and selling real estate (fundamental)	The Acquired Portfolio may not purchase or sell real estate or securities issued by real estate investment trusts but this restriction shall not prevent the Acquired Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.	The Acquiring Portfolio may not purchase or sell real estate or securities issued by real estate investment trusts but this restriction shall not prevent the Acquiring Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

Investing in commodities (fundamental)	The Acquired Portfolio may not invest in commodities or commodity contracts, except that the Acquired Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.	The Acquiring Portfolio may not invest in commodities or commodity contracts, except that the Acquiring Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investing for control (fundamental)	The Acquired Portfolio may not invest in companies for the purpose of exercising control or management.	The Acquiring Portfolio may not invest in companies for the purpose of exercising control or management.

Underwriting securities (fundamental)	The Acquired Portfolio may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.	The Acquiring Portfolio may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

Diversification (fundamental)	The Acquired Portfolio may not make any investment inconsistent with the Portfolio’s classification as a diversified company under the 1940 Act.	The Acquiring Portfolio may not make any investment inconsistent with the Portfolio’s classification as a diversified company under the 1940 Act.

Concentration (fundamental)	The Acquired Portfolio may not purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Acquired Portfolio to be invested in the securities of one or more	The Acquiring Portfolio may not purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Acquiring Portfolio to be invested in the securities of one or more

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Restriction	Acquired Portfolio	Acquiring Portfolio
	issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Acquired Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purpose of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.	issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Acquiring Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purpose of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing money (fundamental)	The Acquired Portfolio may not borrow money, except that to the extent permitted by applicable law (a) the Acquired Portfolio may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33-1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquired Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquired Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquired Portfolio may purchase securities on margin. If due to market fluctuations or other reasons the Acquired Portfolio’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquired Portfolio in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquired	The Acquiring Portfolio may not borrow money, except that to the extent permitted by applicable law (a) the Acquiring Portfolio may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33-1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquiring Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquiring Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquiring Portfolio may purchase securities on margin. If due to market fluctuations or other reasons the Acquiring Portfolio’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquiring Portfolio in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquiring

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Restriction	Acquired Portfolio	Acquiring Portfolio
	Portfolio will not issue senior securities to the extent such issuance would violate applicable law.	Portfolio will not issue senior securities to the extent such issuance would violate applicable law.

Purchasing securities of investment companies (fundamental)	Notwithstanding any of the Acquired Portfolio’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Acquired Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquired Portfolio.	Notwithstanding any of the Acquiring Portfolio’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Acquiring Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquiring Portfolio.

Additional Information:

For the purposes of the Investment Restrictions covering loans and borrowing money, the Trust has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying the investments concerning diversification restriction, the Trust considers a security to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

Except to the extent otherwise provided in the Investment Restrictions covering concentration, for the purpose of such restriction in determining industry classification, a Portfolio may use any one of the following: the Bloomberg Industry Group Classification, S&P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard.

Notwithstanding the Investment Restrictions covering borrowing, each Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

A Portfolio may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth above and in the Portfolios’ Prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolios intend to comply with various requirements of Rule 2a-7 under the 1940 Act, as applicable, which regulates money market mutual funds. As a matter of non-fundamental policy, the Portfolios intend to comply with the diversification requirements of Rule 2a-7. The Portfolios may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The Portfolios intend, as a non-fundamental policy, to diversify their investments in accordance with current SEC regulations. Investments in securities (excluding cash, cash items, certain repurchase agreements, U.S. government securities and securities of other investment companies that are money market funds) will be limited

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to: (1) not more than 5% of the value of a Portfolio’s total assets at the time of purchase of any single issuer (and certain affiliates of that issuer), except that 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer for a period of up to three Business Days; and (2) not more than 10% of the value of a Portfolio’s total assets at the time of purchase in the securities subject to demand features or guarantees from an institution. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), no more than 10% of a Portfolio’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. Certain affiliated issuers will be treated as a single issuer for purposes of these requirements. In accordance with SEC regulations, each Portfolio will limit its investments in securities that are rated in the two highest short-term rating categories as determined by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO if the security is rated by only one NRSRO) but which are not First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) or, if unrated, are not of comparable quality to First Tier Securities (“Second Tier Securities”) to 3% of its total assets, with investments in any one issuer being limited to no more than one-half of one percent of its total assets. As of October 14, 2016, Rule 2a-7 no longer references credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. NTI considers several factors, including the capacity of each security’s issuer or guarantor to meet its financial obligations.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth covering borrowing) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Portfolio. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in the Investment Restriction covering borrowing, the Portfolio will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

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APPENDIX C

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF THE PORTFOLIOS’ SHARES FOR THE PAST FIVE YEARS.

Certain information reflects the financial results for a single share of the Shares class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares held for the entire period (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report, which is available upon request and without charge.

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2017		2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	—		—		—	—	—	—
Net realized gains (losses)(1)	—		—		—	—	—	—

Total from Investment Operations	—		—		—	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income(1)	—		—		—	—	—	—

Total Distributions Paid	—		—		—	—	—	—

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.21%		0.11%		0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,935,469		$4,919,953		$5,895,274	$5,771,872	$6,536,003	$6,818,808
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.25	%(4)	0.30	%(5)	0.12%	0.09%	0.11%	0.15%
Expenses, before waivers, reimbursements and credits	0.33	%(4)	0.37%		0.36%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.42	%(4)	0.10	%(5)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.34	%(4)	0.03%		(0.23)%	(0.27)%	(0.25)%	(0.21)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(5)	Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

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FINANCIAL HIGHLIGHTS continued

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT ASSETS PORTFOLIO	SHARES
Selected per share data	2017		2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	—		—		—	—	—	—
Net realized gains (losses)(1)	—		—		—	—	—	—

Total from Investment Operations	—		—		—	—	—	—

LESS DISTRIBUTIONS PAID:
From net investment income(1)	—		—		—	—	—	—
From net realized gains	—	(2)	—		—	—	—	—

Total Distributions Paid	—		—		—	—	—	—

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.21%		0.19%		0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,364,469		$7,423,122		$9,752,302	$11,305,508	$11,183,193	$11,046,917
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25	%(5)	0.32	%(6)	0.21%	0.16%	0.20%	0.21%
Expenses, before waivers, reimbursements and credits	0.33	%(5)	0.36%		0.36%	0.36%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.41	%(5)	0.18	%(6)	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.33	%(5)	0.14%		(0.14)%	(0.19)%	(0.16)%	(0.15)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from distributions paid from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(6)	Effective October 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses) to 0.25%. Prior to October 1, 2016, the expense limitation had been 0.35%.

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NIF STM USG 10/17

PART B

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

GOVERNMENT ASSETS PORTFOLIO

a series of

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-637-1380

By and in Exchange for Shares of

U.S. GOVERNMENT PORTFOLIO

a series of

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-637-1380

This Statement of Additional Information, relating specifically to the reorganization (the “Reorganization”) of the Government Assets Portfolio (the “Acquired Portfolio”) into the U.S. Government Portfolio (the “Acquiring Portfolio” and together with the Acquired Portfolio, the “Portfolios”) consists of this document and the following described documents, each of which is incorporated by reference herein:

-	The Statement of Additional Information of the Trust with respect to the Northern Institutional Funds – Money Market Portfolios, including the Portfolios, dated April 1, 2017, as supplemented to date; and

-	The audited financial statements and related Reports of Independent Registered Public Accounting Firm for the Portfolios included in Northern Institutional Funds’ Annual Reports for the fiscal year ended November 30, 2016.

-	The unaudited financial statements contained in the Trust’s Semi-Annual Report for the fiscal period ended May 31, 2017.

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Information Statement dated [                ], 2017. A copy of the Combined Prospectus/Information Statement may be obtained without charge by contacting Northern Institutional Funds (the “Trust”) at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-637-1380. You may also request a copy by e-mail request to: northern-funds@ntrs.com.

The date of this Statement of Additional Information is [                ], 2017.

STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION

The Board of Trustees (“Board”) of Northern Institutional Funds (the “Trust”) reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Portfolio with and into the Acquiring Portfolio. The Board determined that the Reorganization is in the best interests of each Portfolio and that the interests of shareholders of the respective Portfolios will not be diluted as a result of the Reorganization.

Under the Plan of Reorganization, the Acquired Portfolio will transfer all of its assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities. The Acquired Portfolio will then distribute the shares of the Shares Class (“Shares”) of the Acquiring Portfolio to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio. Immediately after the reorganization, former shareholders of the Acquired Portfolio will hold Shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio that the shareholder held immediately prior to the Reorganization. The Portfolios are government money market funds that currently buy and sell their shares at $1.00 per share by valuing their portfolio securities at amortized cost. Accordingly, it is expected that the Shares of the Acquiring Portfolio that you receive will be valued at $1.00 per share. The Portfolios’ valuation policies are identical, so as a result you would receive a number of Shares of the Acquiring Portfolio equal to the number of shares you own of the Acquired Portfolio before the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

This Statement of Additional Information incorporates by reference the following documents, which contain additional information about the Acquired Portfolio and the Acquiring Portfolio:

-	The Statement of Additional Information dated April 1, 2017, of the Northern Institutional Funds with respect to the Portfolios – as filed with the Securities and Exchange Commission (“SEC”) on March 29, 2017 and supplemented on April 4, 2017 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-109638).

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Portfolio and the Acquiring Portfolio is included in the following documents, which are incorporated by reference herein:

-	The audited financial statements and financial highlights and related Reports of Independent Registered Public Accounting Firm for the Portfolios included in Northern Institutional Funds’ Annual Reports for the fiscal year ended November 30, 2016, as filed with the SEC on February 1, 2017 (Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-027097). No other parts of the Northern Institutional Funds’ Annual Reports are incorporated herein by reference.

-	The unaudited financial statements contained in the Northern Institutional Funds’ Semi-Annual Reports for the fiscal period ended May 31, 2017, as filed with the SEC on July 28, 2017 (Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-240490). No other parts of the Northern Institutional Funds’ Semi-Annual Reports are incorporated herein by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Portfolio’s shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

EXPERTS

The audited financial statements of the Acquired Portfolio and the Acquiring Portfolio, incorporated by reference in the Statement of Additional Information, have been audited by Ernst & Young LLP, the Trust’s independent registered public accounting firm for the period ended November 30, 2016, to the extent indicated in its reports thereon, which are included in the Annual Reports to Shareholders of the Acquired Portfolio and the Acquiring Portfolio for the fiscal year ended November 30, 2016.

PRO FORMA NARRATIVE FOR THE PERIOD ENDED MAY 31, 2017

Pro Forma Financial Information

Government Assets Portfolio into U.S. Government Portfolio

Pro Forma Financial Information

Government Assets Portfolio (the “Acquired Portfolio”) into U.S. Government Portfolio (the “Acquiring Portfolio”)

The unaudited estimated pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Portfolio and the Acquiring Portfolio, each as identified below, for the twelve-month period ended May 31, 2017. Actual results could differ from those estimates. The unaudited estimated pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Acquired Portfolio and the Acquiring Portfolio, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Portfolio into the Acquiring Portfolio pursuant to a Plan of Reorganization (the “Plan”) as of the beginning of the period (June 1, 2016) in the table below.

Acquired Portfolio	Acquiring Portfolio	12-Month Period Ended
Government Assets Portfolio	U.S. Government Portfolio	May 31, 2017

Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Portfolio or its shareholders as a result of the reorganization. This tax treatment, however, does not extend to transactions that occur prior to, or after the reorganization. The Acquired Portfolio and the Acquiring Portfolio are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the distribution of such shares to Acquired Portfolio shareholders in complete liquidation of the Acquired Portfolio. The table below shows the class and shares that Acquired Portfolio shareholders would have received if the Reorganization were to have taken place for the period ended May 31, 2017 and based on the Acquiring Portfolio’s net asset value as of May 31, 2017.

Acquired Portfolio Share Class	Government Assets Portfolio (Acquired Portfolio) Shares Exchanged (in 000’s)	U.S. Government Portfolio (Acquiring Portfolio) Shares Received (in 000’s)	Acquiring Portfolio Share Class
Shares	7,364,571	7,364,571	Shares

Under generally accepted accounting principles in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Portfolio, and the results of operations of the Acquiring Portfolio for pre-Reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the individual net assets of the Acquired Portfolio and the Acquiring Portfolio from the unaudited semi-annual report as of May 31, 2017 and Pro Forma Combined net assets, assuming the Reorganization had been completed, as of May 31, 2017.

Fund	Net assets (in 000’s)
Government Assets Portfolio (Acquired Portfolio)	$7,364,469
U.S. Government Portfolio (Acquiring Portfolio)	$5,936,136
U.S. Government Portfolio (Pro Forma Combined)	$13,300,605

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to reflect the Pro Forma Portfolio’s net assets as if the Reorganization had taken place on June 1, 2016 as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Portfolio and Acquiring Portfolio and has been prepared in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)
Management Fees	$0
Transfer Agent Fees	0
Custody Fees(1)	(44)
Professional Fees(1)	(137)
Trustee Fees(1)	(34)
Other Fees(1)	(353)
Fee waiver and/or expense reimbursements(2)	(476)

(1)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(2)	Northern Trust Investments, Inc. (the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.25% for the Portfolio (“Expense Cap”). Effective July 1, 2016, the Acquiring Portfolio’s contractual Expense Cap was reduced from 0.35% to 0.25% and effective October 1, 2016, the Acquired Portfolio’s contractual Expense Cap was reduced from 0.35% to 0.25%. The amounts presented in the table above were calculated based upon the Acquiring Portfolio’s expenses being capped (other than the excepted expenses above) at 0.25% for the full fiscal year ended November 30, 2016.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The cost of the Reorganization is expected to be approximately $[    ] and Northern Trust Investments, Inc. will bear 100% of these costs whether or not the Reorganization is consummated. These costs represent the non-recurring expense of the Acquired Portfolio carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed Reorganization.

Note 5 — Accounting Survivor

The Acquiring Portfolio will be the accounting survivor. The Acquiring Portfolio has the same investment adviser, an identical investment objective, identical investment strategy and identical fundamental investment restrictions as the Acquired Portfolio prior to the Reorganization.

Note 6 — Capital Loss Carryforward

At November 30, 2016, the Portfolios’ most recent fiscal year end, there were no unused capital loss carryforwards in the Portfolios.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Acquired Portfolio and the Acquiring Portfolio as of May 31, 2017, and the pro forma combined capitalization of the Acquired Portfolio and Acquiring Portfolio as if the Reorganization had occurred on that date. The capitalization of the Acquired Portfolio and the Acquiring Portfolio is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

	Government Assets Portfolio*	U.S. Government Portfolio*	Pro Forma Combined Portfolio (U.S. Government Portfolio)**
Net Assets (000’s)	$7,364,469	$5,936,136	$13,300,605
Net Asset Value per share	$1.00	$1.00	$1.00
Shares outstanding (000’s)***	7,364,571	5,935,475	13,300,046

*	Information shown is from the Portfolios’ unaudited semi-annual report as of May 31, 2017.
**	The Northern Institutional Funds U.S. Government Portfolio will be the accounting survivor for financial statement purposes.
***	The difference between Net Assets and Shares Outstanding is a result of book and tax timing differences and miscellaneous amounts impacting realized gain (loss) and paid-in capital since the inception of the Portfolios.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated July 1, 1997, as amended, provides for indemnification of the Registrant’s Trustees and officers under certain circumstances. A copy of Section 3 of Article IV of such Agreement and Declaration of Trust is filed as Exhibit (a)(28) to PEA No. 89.

The Management Agreement with respect to the Government Assets Portfolio and the Treasury Portfolio dated June 30, 2014 and the Management Agreement with respect to the U.S. Government Portfolio, the U.S. Government Select Portfolio, the Municipal Portfolio and the Prime Obligations Portfolio dated July 31, 2014 (each a “Management Agreement” and collectively, the “Management Agreements”) each includes Section 11 between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”) which provides for indemnification of NTI as it relates to advisory services it provides to the Registrant or, in lieu thereof, contribution by the Registrant, under certain circumstances. Section 11 of each Management Agreement also provides for indemnification of NTI as it relates to administration services and duties, against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of NTI, or NTI’s breach of confidentiality. Copies of the Management Agreements were filed as Exhibits (d)(1) and (d)(2) to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A and are incorporated herein by reference.

Section 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Section 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement was filed as Exhibit (e)(1) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16.	Exhibits

The following exhibits are incorporated herein by reference to: Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) filed on March 29, 1996 (Accession No. 0000950130-96-001086) (“PEA No. 31”), Post-Effective Amendment No. 34 to such Registration Statement filed on May 16, 1997 (Accession No. 0000950130-97-002471) (“PEA No. 34”), Post-Effective Amendment No. 35 to such Registration Statement filed on September 29, 1997 (Accession No. 0000950131-97-005862) (“PEA No. 35”), Post-Effective Amendment No. 36 to such Registration Statement filed on January 16, 1998 (Accession No. 0000950131-98-000216) (“PEA No. 36”), Post-Effective Amendment No. 38 to such Registration Statement filed on March 27, 1998 (Accession No. 0000950131-98-002030) (“PEA No. 38”), Post-Effective Amendment No. 39 to such Registration Statement filed on February 1, 1999 (Accession No. 0000950131-99-000461) (“PEA No. 39”), Post-Effective Amendment No. 41 to such Registration Statement filed on October 14, 1999 (Accession No. 0000927405-99-000333) (“PEA No. 41”), Post-Effective Amendment No. 43 to such Registration Statement filed on January 28, 2000 (Accession No. 0000927405-00-000027) (“PEA No. 43”), Post-Effective Amendment No. 44 to such Registration Statement filed on March 29, 2000 (Accession No. 0000950131-00-002147) (“PEA No. 44”), Post-Effective Amendment No. 46 to such Registration Statement filed on January 17, 2001 (Accession

No. 0000950131-01-000262) (“PEA No. 46”), Post-Effective Amendment No. 48 to such Registration Statement filed on March 30, 2001 (Accession No. 0000950131-01-001670) (“PEA No. 48”), Post-Effective Amendment No. 49 to such Registration Statement filed on January 29, 2002 (Accession No. 0000940180-02-000170) (“PEA No. 49”), Post-Effective Amendment No. 53 to such Registration Statement filed on March 29, 2004 (Accession No. 0001193125-04-052241) (“PEA No. 53”), Post-Effective Amendment No. 54 to such Registration Statement filed on January 28, 2005 (Accession No. 0001193125-05-014394) (“PEA No. 54”), Post-Effective Amendment No. 56 to such Registration Statement filed on March 30, 2006 (Accession No. 0001193125-06-068444) (“PEA No. 56”), Post-Effective Amendment No. 57 to such Registration Statement filed on March 30, 2007 (Accession No. 0001193125-07-070533) (“PEA No. 57”), Post-Effective Amendment No. 59 to such Registration Statement filed on March 14, 2008 (Accession No. 0001193125-08-057595) (“PEA No. 59”), Post-Effective Amendment No. 61 to such Registration Statement filed on August 20, 2008 (Accession No. 0001193125-08-181539) (“PEA No. 61”), Post-Effective Amendment No. 62 to such Registration Statement filed on March 30, 2009 (Accession No. 0001193125-09-066299) (“PEA No. 62”), Post-Effective Amendment No. 63 to such Registration Statement filed on January 28, 2010 (Accession No. 0001193125-10-015597) (“PEA No. 63”), Post-Effective Amendment No. 64 to such Registration Statement filed on March 29, 2010 (Accession No. 0001193125-10-070130) (“PEA No. 64”), Post-Effective Amendment No. 65 to such Registration Statement filed on June 15, 2010 (Accession No. 0001193125-10-139567) (“PEA No. 65”), Post-Effective Amendment No. 66 to such Registration Statement filed on March 2, 2011 (Accession No. 0001193125-11-053509) (“PEA No. 66”), Post-Effective Amendment No. 69 to such Registration Statement filed on March 21, 2012 (Accession No. 0001193125-12-125345) (“PEA No. 69”), Post-Effective Amendment No. 71 to such Registration Statement filed on March 22, 2013 (Accession No. 0001193125-13-121455) (“PEA No. 71”), Post-Effective Amendment No. 73 to such Registration Statement filed on March 21, 2014 (Accession No. 0001193125-14-110158) (“PEA No. 73”), Post-Effective Amendment No. 75 to such Registration Statement filed on July 7, 2014 (Accession No. 0001193125-14-262083) (“PEA No. 75”), Post-Effective Amendment No. 76 to such Registration Statement filed on September 5, 2014 (Accession No. 0001193125-14-333801) (“PEA No. 76”), Post-Effective Amendment No. 78 to such Registration Statement filed on March 26, 2015 (Accession No. 0001193125-15-105281) (“PEA No. 78”), Post-Effective Amendment No. 80 to such Registration Statement filed on March 29, 2016 (Accession No. 0001193125-16-521487) (“PEA No. 80”), Post-Effective Amendment No. 83 to such Registration Statement filed on September 29, 2016 (Accession No. 0001193125-16-725913) (“PEA No. 83”), Post-Effective Amendment No. 86 to such Registration Statement filed on March 29, 2017 (Accession No. 0001193125-17-101484) (“PEA No. 86”); Post-Effective Amendment No. 88 to such Registration Statement filed on June 26, 2017 (Accession No. 0001193125-17-213460 (“PEA No. 88”); and Post-Effective Amendment No. 89 to such Registration Statement filed on September 8, 2017 (Accession No. 0001193125-17-280758) (“PEA No. 89”). Amendment No. 49 under the Investment Company Act of 1940 to the Registration Statement filed on July 31, 2001 (Accession No. 0000950131-01-502545) (“Amendment No. 49”), and Amendment No. 92 under the Investment Company Act of 1940 to the Registration Statement filed on September 17, 2014 (Accession No. 0001193125-14-344523) (“Amendment No. 92”).

1.

(a)	Agreement and Declaration of Trust dated July 1, 1997 filed as Exhibit 1 to PEA No. 36.

(b)	Amendment No. 1 dated February 25, 1998 to the Agreement and Declaration of Trust filed as Exhibit (a)(2) to PEA No. 39.

(c)	Amendment No. 2 dated May 15, 1998 to the Agreement and Declaration of Trust filed as Exhibit (a)(3) to PEA No. 39.

(d)	Amendment No. 3 dated October 5, 1999 to the Agreement and Declaration of Trust filed as Exhibit (a)(4) to PEA No. 41.

(e)	Amendment No. 4 dated January 24, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(5) to PEA No. 43.

(f)	Amendment No. 5 dated May 2, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(6) to PEA No. 46.

(g)	Amendment No. 6 dated November 1, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(7) to PEA No. 46.

(h)	Amendment No. 7 dated July 26, 2001 to the Agreement and Declaration of Trust filed as Exhibit (a)(8) to Amendment No. 49.

(i)	Amendment No. 8 dated April 29, 2003 to the Agreement and Declaration of Trust filed as Exhibit (a)(9) to PEA No. 53.

(j)	Amendment No. 9 dated May 6, 2005 to the Agreement and Declaration of Trust filed as Exhibit (a)(10) to PEA No. 56.

(k)	Amendment No. 10 dated November 3, 2006 to the Agreement and Declaration of Trust filed as Exhibit (a)(11) to PEA No. 57.

(l)	Amendment No. 11 dated May 9, 2008 to the Agreement and Declaration of Trust filed as Exhibit (a)(12) to PEA No. 61.

(m)	Amendment No. 12 dated September 24, 2008 to the Agreement and Declaration of Trust filed as Exhibit (a)(13) to PEA No. 62.

(n)	Amendment No. 13 dated February 17, 2010 to the Agreement and Declaration of Trust filed as Exhibit (a)(14) to PEA No. 65.

(o)	Amendment No. 14 dated July 31, 2010 to the Agreement and Declaration of Trust filed as Exhibit (a)(15) to PEA No. 66.

(p)	Amendment No. 15 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(16) to PEA No. 66.

(q)	Amendment No. 16 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(17) to PEA No. 69.

(r)	Amendment No. 17 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(18) to PEA No. 69.

(s)	Amendment No. 18 dated November 4, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(19) to PEA No. 69.

(t)	Amendment No. 19 dated April 1, 2012 to the Agreement and Declaration of Trust filed as Exhibit (a)(20) to PEA No. 69.

(u)	Amendment No. 20 dated November 16, 2012 to the Agreement and Declaration of Trust filed as Exhibit (a)(21) to PEA No. 71.

(v)	Amendment No. 21 dated February 15, 2013 to the Agreement and Declaration of Trust filed as Exhibit (a)(22) to PEA No. 71.

(w)	Amendment No. 22 dated May 22, 2014 to the Agreement and Declaration of Trust filed as Exhibit (a)(23) to PEA No. 75.

(x)	Amendment No. 23 dated October 1, 2016 to the Agreement and Declaration of Trust filed as Exhibit (a)(24) to PEA No. 83.

(y)	Amendment No. 24 dated October 7, 2016 to the Agreement and Declaration of Trust is filed as Exhibit (a) (25) to PEA No. 86.

(z)	Amendment No. 25 dated November 17, 2016 to the Agreement and Declaration of Trust is filed as Exhibit (a)(26) to PEA No. 86.

(aa)	Amendment No. 26 dated May 18, 2017 to the Agreement and Declaration of Trust is filed as Exhibit (a)(27) to PEA No. 88.

(bb)	Amendment No. 27 dated August 24, 2017 to the Agreement and Declaration of Trust is filed as Exhibit (a)(28) to PEA No. 89.

2.

(a)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(2) to PEA No. 46.

(b)	Amendment No. 1 adopted July 29, 2003 to the Amended and Restated By-Laws filed as Exhibit (b)(2) to PEA No. 53.

(c)	Amendment No. 2 adopted April 27, 2004 to the Amended and Restated By-Laws filed as Exhibit (b)(3) to PEA No. 54.

(d)	Amendment No. 3 adopted July 27, 2004 to the Amended and Restated By-Laws filed as Exhibit (b)(4) to PEA No. 54.

(e)	Amendment No. 4 adopted February 14, 2008 to the Amended and Restated By-Laws filed as Exhibit (b)(5) to PEA No. 59.

(f)	Amendment No. 5 adopted November 5, 2010 to the Amended and Restated By-Laws filed as Exhibit (b)(6) to PEA No. 66.

(g)	Amendment No. 6 adopted August 19, 2015 to the Amended and Restated By-Laws filed as Exhibit (b)(7) to PEA No. 80.

(h)	Amended and Restated By-Law Amendment No. 6, adopted August 19, 2015 and Amended and Restated on August 24, 2017 filed as Exhibit (b)(8) to PEA No. 89.

3.	None.

4.	Agreement and Plan of Reorganization is included in Appendix A to the Prospectus/Information Statement constituting Part A of the Registration Statement.

5.	Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated July 1, 1997, as amended filed as Exhibit 1 to PEA No. 36 and Article IV, as amended, filed as Exhibit (a)(28) to PEA No. 89.

6.

(a)	Management Agreement between the Registrant and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(1) to PEA No. 76.

(b)	Management Agreement between the Registrant and Northern Trust Investments, Inc. dated July 31, 2014 filed as Exhibit (d)(2) to PEA No. 76.

(c)	Amended and Restated Investment Advisory Agreement dated January 29, 2008 between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. filed as Exhibit (d)(12) to PEA No. 59.

(d)	Amendment No. 1 dated May 9, 2008 to the Amended and Restated Investment Advisory Agreement between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. on behalf of the Large Cap Index Portfolio filed as Exhibit (d)(13) to PEA No. 61.

(e)	Amended and Restated Amendment No. 2 dated September 24, 2008 to the Amended and Restated Investment Advisory Agreement between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. on behalf of the Treasury Portfolio filed as Exhibit (d)(3) to PEA No. 71.

(f)	Amended and Restated Exhibit A to the Management Agreement between Registrant and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(6) to PEA No. 89.

(g)	Assumption Agreement dated December 30, 2010 between Northern Trust Investments, N.A. and Northern Trust Investments, Inc. filed as Exhibit (d)(27) to PEA No. 66.

(h)	Advisory Fee Waiver Agreement dated April 1, 2010 by and among the Registrant, Northern Trust Investments, N.A. and Northern Trust Global Investments Ltd. filed as Exhibit (d)(24) to PEA No. 64.

(i)	Amendment No. 1 to the Advisory Fee Waiver Agreement dated August 5, 2010 between the Registrant and Northern Trust Investments, N.A. filed as Exhibit (d)(26) to PEA No. 66.

(j)	Amendment No. 2 to the Advisory Fee Waiver Agreement dated January 1, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(27) to PEA No. 69.

(k)	Amendment No. 3 to the Advisory Fee Waiver Agreement dated February 24, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(28) to PEA No. 69.

(l)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(11) to PEA No. 76.

(m)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated July 31, 2014 filed as Exhibit (d)(12) to PEA No. 78.

(n)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated September 5, 2014 filed as Exhibit (d)(13) to PEA No. 76.

(o)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated July 1, 2016 filed as Exhibit (d)(14) to PEA No. 83.

(p)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated August 1, 2016 filed as Exhibit (d)(15) to PEA No. 83.

(q)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated October 1, 2016 filed as Exhibit (d)(16) to PEA No. 83.

(r)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated August 24, 2017 filed as Exhibit (d)(18) to PEA No. 89.

(s)	Fee Reduction Commitment between Registrant and Northern Trust Investments, Inc. dated July 25, 2016 filed as Exhibit (d)(17) to PEA No. 83.

(t)	Fee Reduction Commitment between Registrant and Northern Trust Investments, Inc. dated April 1, 2017 filed as Exhibit (d)(18) to PEA No. 86.

7.	(a)	Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC filed as Exhibit (e)(1) to PEA No. 88.

(b)	Amended and Restated Schedule A to the Distribution Agreement, dated August 24, 2017 filed as Exhibit (e)(2) to PEA No. 89.

8.	None.

9.

(a)	Custody Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (g)(1) to PEA No. 76.

(b)	Custodian Agreement dated June 8, 1992 between the Registrant and The Northern Trust Company filed as Exhibit 8 to PEA No. 38.

(c)	Addendum No. 2 dated July 1, 1993 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(b) to PEA No. 31.

(d)	Addendum No. 3 dated October 8, 1996 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(c) to PEA No. 34.

(e)	Addendum No. 4 dated April 22, 1997 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(d) to PEA No. 35.

(f)	Addendum No. 5 dated December 1, 1997 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(e) to PEA No. 38.

(g)	Addendum No. 7 dated March 31, 1998 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(8) to PEA No. 39.

(h)	Addendum No. 8 dated October 5, 1999 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(14) to PEA No. 44.

(i)	Addendum No. 9 dated March 1, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(15) to PEA No. 48.

(j)	Addendum No. 10 dated July 31, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(11) to PEA No. 49.

(k)	Addendum No. 11 dated October 30, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(12) to PEA No. 49.

(l)	Addendum No. 12 dated April 29, 2003 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(19) to PEA No. 53.

(m)	Addendum No. 13 dated July 29, 2003 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(20) to PEA No. 53.

(n)	Addendum No. 14 dated May 9, 2008 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(15) to PEA No. 61.

(o)	Addendum No. 15 dated September 24, 2008 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(16) to PEA No. 62.

(p)	Addendum No. 16 dated February 18, 2011 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(17) to PEA No. 69.

(q)	Amended and Restated Schedule B to Custodian Agreement filed as Exhibit (g)(18) to PEA No. 89.

(r)	Amended and Restated Schedule C to Custodian Agreement filed as Exhibit (g)(19) to PEA No. 89.

10.	(a)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of Multi-Class System dated November 17, 2016 is filed as Exhibit (n) to PEA No. 86.

(b)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System filed as Exhibit (n)(2) to PEA No. 89.

11.	Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being represented is filed herewith.

12.	Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters is filed herewith.

13.	(a)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (h)(1) to PEA No. 76.

(b)	Schedule A dated July 31, 2014 to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(2) to PEA No. 78.

(c)	Schedule B to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(3) to PEA No. 78.

(d)	Revised and Restated Transfer Agency Agreement dated January 8, 1993 between the Registrant and The Northern Trust Company filed as Exhibit 9(a) to PEA No. 38.

(e)	Addendum No. 1 dated July 1, 1993 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(b) to PEA No. 31.

(f)	Addendum No. 2 dated March 25, 1994 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(c) to PEA No. 31.

(g)	Addendum No. 3 dated January 22, 1997 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(d) to PEA No. 34.

(h)	Addendum No. 4 dated April 22, 1997 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(e) to PEA No. 35.

(i)	Addendum No. 5 dated January 27, 1998 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(f) to PEA No. 38.

(j)	Addendum No. 6 dated March 31, 1998 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(8) to PEA No. 39.

(k)	Addendum No. 7 dated October 5, 1999 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to PEA No. 44.

(l)	Addendum No. 8 dated March 1, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(13) to PEA No. 48.

(m)	Addendum No. 9 dated July 31, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to Amendment No. 49.

(n)	Addendum No. 10 dated October 30, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(11) to PEA No. 49.

(o)	Addendum No. 11 dated August 20, 2003 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to PEA No. 53.

(p)	Addendum No. 12 dated February 17, 2006 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(13) to PEA No. 56.

(q)	Addendum No. 13 dated May 9, 2008 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(14) to PEA No. 61.

(r)	Addendum No. 14 dated September 24, 2008 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(15) to PEA No. 62.

(s)	Addendum No. 15 dated February 18, 2011 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(16) to PEA No. 69.

(t)	Addendum No. 16 dated February 18, 2011 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(17) to PEA No. 69.

(u)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company filed as Exhibit (h)(21) to PEA No. 89.

(v)	Amended and Restated Schedule B to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company filed as Exhibit (h)(22) to PEA No. 89.

(w)	Service Plan for the Service Class and the Premier Class dated January 27, 1998, as amended on February 2, 2001, February 13, 2004 and November 19, 2015, and Related Forms of Servicing Agreement, is filed as Exhibit (h)(21) to PEA No. 86.

(x)	Administration Agreement dated January 1, 2009 between the Registrant and Northern Trust Investments, N.A. filed as Exhibit (h)(18) to PEA No. 62.

(y)	Amendment No. 1 dated November 4, 2011 to the Administration Agreement between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(20) to PEA No. 69.

(z)	Amended and Restated Expense Reimbursement Agreement dated November 4, 2011 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(21) to PEA No. 69.

(aa)	Amendment No. 1 to the Amended and Restated Expense Reimbursement Agreement dated February 24, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(22) to PEA No. 69.

14.	Consent of Ernst & Young LLP is filed herewith.

15.	None.

16.	Power of Attorney is filed herewith.

17.	Other Exhibits.

(a)	Prospectus dated April 1, 2017, as supplemented to date, for the Northern Institutional Funds Money Market Portfolios, as filed with the Securities and Exchange Commission (“SEC”) on March 29, 2017 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-101484) is incorporated herein by reference.

(b)	Statement of Additional Information dated April 1, 2017, as supplemented to date, for the Northern Institutional Funds Money Market Portfolios, as filed with the SEC on March 29, 2017 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-101484) is incorporated herein by reference.

(c)	Audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm with respect to the Northern Institutional Funds’ Government Assets Portfolio and U.S. Government Portfolio for the year ended November 30, 2017 as filed with the SEC with Northern Institutional Funds’ Certified Shareholder Report on February 1, 2017 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-027097) are incorporated herein by reference. No other parts of the Northern Institutional Funds’ Annual Reports are incorporated herein by reference.

(d)	Unaudited financial statements and financial highlights and related Report of Independent Registered Public Account Firm with respect to the Northern Institutional Funds’ Government Assets Portfolio and U.S. Government Portfolio for the semi-annual period ended May 31, 2015 as filed with the SEC with Northern Institutional Funds’ Certified Shareholder Report on July 28, 2017 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-17-240490) are incorporated herein by reference. No other parts of the Northern Institutional Funds’ Semi-Annual Reports are incorporated herein by reference.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois, on the 22nd day of September, 2017.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	September 22, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 22, 2017

/s/ William L. Bax William L. Bax	Trustee	September 22, 2017

/s/ Mark G. Doll Mark G. Doll	Trustee	September 22, 2017

/s/ Sandra Polk Guthman Sandra Polk Guthman	Trustee	September 22, 2017

/s/ Thomas A. Kloet Thomas A. Kloet	Trustee	September 22, 2017

/s/ David R. Martin David R. Martin	Trustee	September 22, 2017

/s/ Cynthia R. Plouché Cynthia R. Plouché	Trustee	September 22, 2017

/s/ Stephen N. Potter Stephen N. Potter	Trustee	September 22, 2017

/s/ Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	September 22, 2017

/s/ Casey J. Sylla Casey J. Sylla	Trustee	September 22, 2017

EXHIBIT INDEX

Exhibit No.	Description

11	Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being represented.

12	Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters.

14	Consent of Ernst & Young LLP.

16	Power of Attorney.